Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2012	Dec. 28, 2012	Mar. 31, 2012
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	CMSB
Entity Registrant Name	CMS Bancorp, Inc.
Entity Central Index Key	0001350072
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		1,862,803
Entity Current Reporting Status	Yes
Entity Public Float			$ 9,400,000
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No